RELATED PARTY TRANSACTION - BORROWING AGAINST TREPPEL CREDIT LINE	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Debt Disclosure [Abstract]
Borrowing Against Treppel Credit Lint Disclosure [Text Block]
NOTE 13 -	RELATED PARTY TRANSACTION -BORROWING AGAINST THE TREPPEL AND HAKIM CREDIT LINES

As of the Current Balance Sheet Date, Elite owed the Treppel Credit Line Balance and the Treppel Credit Line Interest Due in relation to the Treppel Credit Line.   Both amounts were recorded as current liabilities on Elite’s balance and included in the line item titled “Short term loans and current portion of long-term debt”.

As of the Current Balance Sheet Date, Elite owed the Hakim Credit Line Balance and the Hakim Credit Line Interest Due in relation to the Hakim Credit Line.   Both amounts were recorded as current liabilities on Elite’s balance and included in the line item titled “Short term loans and current portion of long-term debt”.

For further details on the Treppel Credit Line, please refer to Note 2 of these financial statements and the Current Reports on Form 8-K filed with the SEC on June 13, 2012 and December 10, 2012, with such filings being herein incorporated by reference.

For further details on the Hakim Credit Line, please refer to Note 2 of these financial statements, exhibit 10.16 of the Quarterly Report on Form 10-Q filed with the SEC on November 14, 2013 and the Current Report on Form 8-K filed with the SEC on October 16, 2013 with filings being herein incorporated by reference.

NOTE 13 -	RELATED PARTY TRANSACTION – BORROWING AGAINST TREPPEL CREDIT LINE

Activity on the Treppel Credit Line Agreement during Fiscal 2013 and Fiscal 2012 is summarized as follows:

	Fiscal 2013	Fiscal 2012
Balance of Credit Line at beginning of Fiscal Year	$—	$—
Draws on credit line	600,000	—
Repayment of credit line	—	—
Balance of Credit Line at end of Fiscal Year	$600,000	$—

Interest expense accrued	$22,493	$—
Interest expense paid	9,342	—
Interest owed as of March 31,	$13,151	$—

For further details on the Treppel Credit Line, please refer to Note 2 of these financial statements as well as Current Reports on Form 8-K filed with the SEC on June 13, 2012 and December 10, 2012.